BlackRock Balanced Capital Fund, Inc.
BlackRock Basic Value Fund, Inc.
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
BlackRock High Income Fund
BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund
BlackRock Capital Appreciation Fund, Inc.
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund, Inc.
BlackRock Focus Value Fund, Inc.
BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Exchange Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Opportunities Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal
Money Market Portfolio
BlackRock North Carolina Municipal
Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal
Money Market Portfolio
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio
BlackRock World Gold Fund
BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock AMT-Free Municipal Bond Portfolio
BlackRock Bond Portfolio
BlackRock Conservative Prepared Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock Growth Prepared Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio

BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Moderate Prepared Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Ohio Municipal Bond Portfolio
BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Prepared Portfolio 2025
BlackRock Prepared Portfolio 2030
BlackRock Prepared Portfolio 2035
BlackRock Prepared Portfolio 2040
BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Portfolio II
BlackRock Funds III
BlackRock Bond Index Fund
BlackRock CoreAlpha Bond Fund
BlackRock S&P 500 Stock Fund
LifePath® Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
LifePath® 2045 Portfolio
LifePath® 2050 Portfolio
LifePath® 2055 Portfolio
BlackRock Global Allocation Fund, Inc.
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global SmallCap Fund, Inc.
BlackRock Healthcare Fund, Inc.
BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
BlackRock International Value Trust
BlackRock International Value Fund
BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio
BlackRock Latin America Fund, Inc.

BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock Municipal Series Trust
BlackRock Intermediate Municipal Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund, Inc.
BlackRock Series, Inc.
BlackRock International Fund

BlackRock Small Cap Growth Fund II
BlackRock Short-Term Bond Series, Inc.
BlackRock Short-Term Bond Fund
BlackRock Utilities and Telecommunications
Fund, Inc.
BlackRock Value Opportunities Fund, Inc.
BlackRock World Income Fund, Inc.
FDP Series, Inc.
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund
Franklin Templeton Total Return FDP Fund
Managed Account Series
U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 31, 2011 to the
Prospectus of each Fund

Effective immediately, each Fund’s Prospectus is amended as set forth below:

The section entitled “Account Information—Account Services and Privileges—Reinstatement Privilege” in each Fund’s current Prospectus is deleted in its entirety and replaced with the following:

If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the same or another BlackRock fund (equal to all or a portion of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record at the time of the purchase. Investors should consult a tax advisor concerning the tax consequences of exercising this reinstatement privilege.

Shareholders should retain this Supplement for future reference.

Code: PRO-MF-RIP-0511SUP